Loans and Advances to Customers	12 Months Ended
Dec. 31, 2023
Net Loans And Advances To Customers [Abstract]
Loans and Advances to Customers	13. LOANS AND ADVANCES TO CUSTOMERS

		Group
	2023	2022
	£m	£m
Loans secured on residential properties	176,495	188,282
Corporate loans	18,454	19,057
Finance leases	4,530	4,645
Other unsecured loans	7,232	7,742
Accrued interest and other adjustments	960	904
Amounts due from fellow Banco Santander subsidiaries and joint ventures	4,488	4,165
Loans and advances to customers	212,159	224,795
Credit impairment loss allowances on loans and advances to customers	(916)	(933)
Residual value and voluntary termination provisions on finance leases	(21)	(22)
Net loans and advances to customers	211,222	223,840
For movements in expected credit losses, see the 'Movement in total exposures and the corresponding ECL' table in the Santander UK group level - Credit risk review section of the Risk review.
Finance lease and hire purchase contract receivables may be analysed as follows:

	Group
	2023			2022
	Gross investment	Unearned finance income	Net investment	Gross investment	Unearned finance income	Net investment
	£m	£m	£m	£m	£m	£m
No later than one year	1,502	(216)	1,286	1,493	(182)	1,311
Later than one year and not later than two years	1,426	(208)	1,218	1,367	(168)	1,199
Later than two years and not later than three years	1,331	(194)	1,137	1,190	(147)	1,043
Later than three years and not later than four years	882	(129)	753	1,044	(129)	915
Later than four years and not later than five years	99	(14)	85	143	(18)	125
Later than five years	60	(9)	51	59	(7)	52
	5,300	(770)	4,530	5,296	(651)	4,645
The Santander UK group enters into finance leasing arrangements primarily for the financing of motor vehicles and a range of assets for its corporate customers.
Included in the carrying value of net investment in finance leases and hire purchase contracts is £1,830m (2022: £1,761m) of unguaranteed RV at the end of the current lease terms, which is expected to be recovered through re-payment, re-financing or sale. Contingent rent income of nil (2022: £nil, 2021: £nil) was earned in the year, which was classified in ‘Interest and similar income’. Finance income on the net investment in finance leases was £266m (2022: £230m, 2021:
£243m).
Finance lease receivable balances are secured over the asset leased. The Santander UK group is not permitted to sell or repledge the asset in the absence of default by the lessee. The Directors consider that the carrying amount of the finance lease receivables approximates to their fair value.
Included within loans and advances to customers are advances assigned to bankruptcy remote structured entities and Abbey Covered Bonds LLP. These loans provide security to issues of covered bonds and mortgage-backed or other asset-backed securities issued by the Santander UK group. For more, see Note 14.
At 31 December 2023 and 2022, the Santander UK group had contracted with lessees for the following future undiscounted minimum lease payments receivable under operating leases.

	Group
	2023	2022
	£m	£m
No later than one year	29	31
Later than one year and not later than two years	26	28
Later than two years and not later than three years	19	23
Later than three years and not later than four years	14	13
Later than four years and not later than five years	7	11
Later than five years	19	22
	114	128